SHARE-BASED COMPENSATION - Summary of Restricted Shares Activity (Detail) - $ / shares		12 Months Ended
	Oct. 21, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
MCP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Granted	43,700,116
Restricted shares [Member] | 2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		2,234,690
Number of Restricted Shares, Granted		3,160,176
Number of Restricted Shares, Vested		(321,531)
Number of Restricted Shares, Forfeited		(182,238)
Number of Restricted Shares, Unvested Ending Balance		4,891,097	2,234,690
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 8.80
Weighted-Average Grant Date Fair Value, Granted		5.74	$ 7.24	$ 12.42
Weighted-Average Grant Date Fair Value, Vested		8.56
Weighted-Average Grant Date Fair Value, Forfeited		6.95
Weighted-Average Grant Date Fair Value, Ending Balance		$ 6.91	$ 8.80
Restricted shares [Member] | MCP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Unvested Beginning Balance		28,531,215
Number of Restricted Shares, Vested		(19,541,800)	(38,375,178)
Number of Restricted Shares, Forfeited		(3,433,823)
Number of Restricted Shares, Unvested Ending Balance		49,255,708	28,531,215
Weighted-Average Grant Date Fair Value, Beginning Balance		$ 0.17
Weighted-Average Grant Date Fair Value, Granted		0.00	$ 0.08	$ 0.29
Weighted-Average Grant Date Fair Value, Vested		0.17
Weighted-Average Grant Date Fair Value, Forfeited		0.20
Weighted-Average Grant Date Fair Value, Ending Balance		$ 0.09	$ 0.17
Restricted shares [Member] | MCP Share Incentive Plan [Member] | Stock Option Modification [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Restricted Shares, Granted		43,700,116
Weighted-Average Grant Date Fair Value, Granted		$ 0.09